Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

14. Segment reporting

The Company reports financial information and evaluates its operations and operating results by total consolidated net income and not by the type of vessel, length of vessel employment, customer or type of charter. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels.

The Company’s Chief Executive Officer, Mr. Aristides J. Pittas, is the chief operating decision maker (“CODM”). The CODM evaluates performance and allocates resources based on consolidated net income, which represents the Company’s measure of segment profit or loss. Net income is used to monitor budget versus actual results of the Company. The Company’s consolidated financial results are used in assessing the performance of the segment and in deciding whether to reinvest profits in the Company. As a result, management, including the CODM, reviews operating results solely by consolidated net income of the fleet, and thus the Company has determined that it operates under one operating and one reportable segment, that of operating container carriers and tankers. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

The following table summarizes the Company’s significant segment information:

	Year ended December, 31
	2023	2024	2025
Net Revenue	16,496,572	15,640,631	13,228,351
Voyage expenses	(253,264)	(1,010,520)	(814,615)
Vessel operating expenses	(6,492,939)	(6,351,471)	(4,683,815)
Dry-docking expenses	(888,266)	(2,616,834)	(586,176)
Related party management fees	(927,573)	(971,346)	(880,359)
General and administrative expenses	(780,439)	(817,098)	(1,497,535)
Interest and other financing costs	(224,874)	(65,989)	(137,787)
Other segment items (1)	803,277	(34,130)	10,130,362
Total	7,732,494	3,773,243	14,758,426

(1)	Other segment items of the segment include vessel depreciation, net gain on sale of vessel, other operating income, foreign exchange (loss) / gain and interest income.